Variable Interest Entity (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Variable Interest Entity, Primary Beneficiary, Does Not Hold Majority Voting Interest, Disclosures [Abstract]
Promissory note due	$ 3,600,000
Disposal of discontinued operations	$ 3,021,724